SHAREHOLDERS' EQUITY (Description of Plans) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2010	Oct. 31, 2008
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period for plan	4 years
Weighted-average grant-date fair value of options granted	$ 2.4	$ 2.14	$ 2.5
Intrinsic value of options exercised	$ 7,476	$ 6	$ 104
Weighted-average grant-date fair value of RSUs granted	$ 6.77
Employee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation costs weighted average period to be recognized	2 years 4 months 24 days
Unrecognized share-based compensation expense, employees	$ 9,232
2008 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total number of shares authorized				14,986,316
Shares available for grant	2,980,372			15,986,316	1,000,000
Option One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiration period	3 years